Acquisition of Blue Water Bar & Grill, N.V.	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisition of Blue Water Bar & Grill, N.V.

NOTE 5 – ACQUISITION OF BLUE WATER BAR & GRILL, N.V.

On December 15, 2015 we acquired all of the issued and outstanding shares (comprised of 30 common shares with a par value of $100 per share) of Blue Water Bar & Grill, N.V., a St. Maarten, Dutch West Indies limited liability company from Blue Water Global Group, Inc., a related party. These shares were valued at an aggregate of $3,000, or $100 per share, which was paid by Taurus Financial Partners, LLC (“Taurus”), a related party.

The Company accounted for this transaction as a common controlled acquisition.

J. Scott Sitra, our sole officer and director, was the control person of all entities prior to and subsequent to this acquisition. Hence, this acquisition did not result in a change of control with any of the parties involved.

The pro forma tables below illustrate the impact to the Consolidated Balance Sheets and Consolidated Statements of Operations for the fiscal year ended December 31, 2014:

PRO FORMA CONSOLIDATED BALANCE SHEETS

December 31, 2014

	Blue Water Bar & Grill, Inc. 12/31/14	Blue Water Bar & Grill, N.V. 12/31/14	Pro Forma Adjustments	Pro Forma Consolidated
ASSETS

Current assets:
Cash and equivalents	$12,724	$-	$-	$12,724

Property and equipment, net	-	28,250	-	28,250

Total assets	$12,724	$28,250	$-	$40,974

LIABILITIES AND STOCKHOLDERS’ DEFICIT

Current liabilities:
Accounts payable	$63,584	$-	$-	$63,584
Short-term notes payable, related party	100	28,250	-	28,350
Total current liabilities	63,684	28,250	-	91,934

Stockholders’ equity (deficit):
Preferred stock, 1,000,000 shares authorized, -0- shares issued and outstanding	-	-	-	-
Common stock, 500,000,000 shares authorized, 107,609,530 shares issued and outstanding on a pro forma basis	101,150	3,000	-	104,150
Additional paid-in capital	402,140	(3,000)	-	399,140
Accumulated deficit	(554,250)	-	-	(554,250)

Total stockholders’ (deficit)	$(50,960)	$-	$-	$(50,960)

Total liabilities and stockholders’ (deficit)	$12,724	$28,250	$-	$40,974

PRO FORMA CONSOLIDATED STATEMENTS OF OPERATIONS

December 31, 2014

	Blue Water Bar & Grill, Inc. 12/31/14	Blue Water Bar & Grill, N.V. 12/31/14	Pro Forma Adjustments	Pro Forma Consolidated

Revenues, net	$10,000	$-	$-	$10,000

Cost of revenues	-	-	-	-

Gross profit	10,000	-	-	10,000

Operating expenses:
General and administrative	2,885	-	-	2,885
Accounting fees	5,000	-	-	5,000
Consulting fees	275	-	-	275
Legal fees	73,000	-	-	73,000
Total operating expenses	81,160	-	-	81,160

(Loss) from operations	(71,160)	-	-	(71,160)

Other income (expense):
Interest expense	(10)	-	-	(10)
Total other income (expense)	(10)	-	-	(10)

Net (loss)	$(71,170)	$-	$-	$(71,170)

Loss per share, basic and diluted	(0.00)	0.00	-	(0.00)

Weighted average number of common shares outstanding, basic and diluted	101,150,000	30	-	101,150,130

This acquisition was completed in accordance to ASC 805-50-50-3 through 4 and ASC 805-10-5.